Note 9 - Premises and Equipment - Summary of Premises and Equipment (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Premises and equipment, gross	$ 35,442	$ 27,186
Accumulated depreciation	(18,069)	(17,053)
Property, Plant and Equipment, Net, Ending Balance	17,373	10,133
Land [Member]
Premises and equipment, gross	5,156	2,615
Building and Building Improvements [Member]
Premises and equipment, gross	17,445	12,074
Furniture and Fixtures [Member]
Premises and equipment, gross	$ 12,841	$ 12,497